Related Party Transactions (Transactions with Equity Method Investees) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 FM [Member] USD ($)	Dec. 31, 2014 FM [Member] CNY	Dec. 31, 2013 FM [Member] CNY	Dec. 31, 2012 FM [Member] CNY	Dec. 31, 2014 Tianbo [Member] USD ($)	Dec. 31, 2014 Tianbo [Member] CNY	Dec. 31, 2013 Tianbo [Member] CNY	Dec. 31, 2012 Tianbo [Member] CNY	Dec. 31, 2014 Lilita [Member] USD ($)	Dec. 31, 2014 Lilita [Member] CNY	Dec. 31, 2013 Lilita [Member] CNY	Dec. 31, 2012 Lilita [Member] CNY
Related Party Transaction [Line Items]
Financial support provided to related party					$ 642	3,982	0	0
Advertising revenues earned from related party	8,956	55,565	45,127	35,438					68	421	0	0	54	333	0	0
Brand license authorization revenues earned from related party	46,999	291,610	413,407	429,125									138	855	0	0
Advertising resources provided by related party									$ (5)	(31)	0	0